Stock Options, Stock Appreciation Rights and Warrants (Details Textual 2) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 05, 2015	Dec. 13, 2014	Jan. 15, 2013	Aug. 31, 2015	Jun. 30, 2015	Mar. 28, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date	Dec. 31, 2016	Dec. 31, 2015							Dec. 31, 2016
Unrecognized compensation cost									$ 1,080	$ 675
Stock option granted		950,000
Share price								$ 2.52
Estimated fair value								$ 1,277,370
Pricing model								Black Scholes option pricing model
Expected term								368 days
Expected volatility rate								147.00%
Risk free interest rate								0.25%
2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options cost, expensed								$ 51,914
2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options cost, expensed									3,462
2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost									540	135
2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost									$ 540	$ 540
Stock Options [Member] | 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date			Jan. 14, 2018
Stock option granted			2,000
Stock options exercisable price			$ 1.38
Stock Options [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date						Mar. 27, 2019
Stock option granted						40,000
Stock options exercisable price						$ 1.80
Stock option granted, value						$ 55,376
Share price						$ 1.80
Stock option expiration period						5 years
Stock Options term, assumptions						5 years
Stock Options volatility, assumptions						106.00%
Stock Options risk free interest rate, assumptions						1.75%
Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date				Dec. 31, 2017
Stock option granted				1,455,000
Stock options exercisable price				$ 2.00
Share price				$ 2.00			$ 1.60
Estimated fair value							$ 1,654,481
Pricing model							Black Scholes option pricing model
Expected term							854 days
Expected volatility rate							147.00%
Risk free interest rate							0.28%
Estate Of Salvatore J Bucchere [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised					2,000
Exercise price of stock options (in dollars per share)					$ 0.51